CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 1,493	$ 2,682
Short-term deposits	480	146
Cash subject to restriction	120	307
Total cash and cash equivalents	$ 2,093	$ 3,135	$ 1,141	$ 998